Going Concern Analysis	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
Creek Road Miners Inc [Member]
Going Concern Analysis

Note 2. Going Concern Analysis

Historically, we have relied upon cash from financing activities to fund substantially all of the cash requirements of our activities and have incurred significant losses and experienced negative cash flow. The Company had net losses from continuing operations of $13,401,076, and $19,202,114, for the years ended December 2022 and 2021, respectively. We cannot predict if we will be profitable. We may continue to incur losses for an indeterminate period of time and may be unable to achieve profitability. An extended period of losses and negative cash flow may prevent us from successfully operating and expanding our business. We may be unable to achieve or sustain profitability on a quarterly or annual basis. On December 31, 2022, we had cash and cash equivalents of $246,358, a working capital deficit of approximately $8.1 million, and an accumulated deficit of approximately $61 million.

We have evaluated the significance of the uncertainty regarding the Company’s financial condition in relation to our ability to meet our obligations, which has raised substantial doubts about the Company’s ability to continue as a going concern. While it is very difficult to estimate our future liquidity requirements the Company believes that if it is unable close the Merger, or obtain debt and/or equity financing, existing cash resources will be depleted in early 2023. The Company may be able to generate cash through the sale of fixed assets, specifically cryptocurrency miners. However, the total cash generated would be significantly less than the total of the Company’s liabilities. There are no assurances that the Merger will close, that debt and/or equity financing can be obtained, or that the sale of fixed assets, specifically cryptocurrency miners can be achieved.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets, or the amounts and classification of liabilities that may result from the matters discussed herein.

The Company’s ability to continue as a going concern is dependent upon the Company’s ability to close the merger with Prairie, or obtain debt and/or equity financing, and there are no assurances that either can occur.

Prairie Operating Co LLC [Member]
Going Concern Analysis

Note 3 – Going Concern

Since its inception, the Company has incurred significant losses. The Company had a net loss of $461,520 for the period from June 7, 2022 (date of inception) to December 31, 2022. We cannot predict if we will be profitable. We may continue to incur losses for an indeterminate period of time and may be unable to achieve profitability. An extended period of losses and negative cash flow may prevent us from successfully operating and expanding our business. We may be unable to achieve or sustain profitability on an ongoing basis. On December 31, 2022, we had cash of $79,845, a working capital deficit of $2,142,184, and a members’ deficit of $381,520. Upon closing of the Merger and related transactions on May 3, 2023, PrairieCo received proceeds from the issuance of preferred stock of $17.3 million. A majority of these proceeds remain within PrairieCo after the Merger and related transactions for use in its business.

The assessment of the liquidity and going concern requires the Company to make estimates of future activity and judgments about whether the Company can meet its obligations and has adequate liquidity to operate. Significant assumptions used in Company’s forecasted model of liquidity in the next 12 months include PrairieCo’s current cash position, inclusive of the impacts from the Merger and related transactions discussed above, its ability to obtain funding from PrairieCo, and its ability to manage spending. Based on an assessment of these factors, management believes that the Company will have adequate liquidity for its operations for at least the next 12 months.

The financial statements have been prepared assuming that the Company will continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets, or the amounts and classification of liabilities that may result from the matters discussed herein.